Inventories	12 Months Ended
Dec. 31, 2015
Inventories
4.	Inventories

Inventories are summarized as follows:

	December 31
	2015	2014
	(Millions of yen)
Finished goods	¥357,115	¥363,685
Work in process	130,258	144,394
Raw materials	14,522	20,088

	¥501,895	¥528,167